Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Detailed information on intangible assets
Research and development expense	€ 52,362	€ 44,923	€ 153,024	€ 141,346
Depreciation and amortisation expense	€ 396,404	€ 396,179	1,171,170	1,200,726
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense			€ 4,380	€ 3,777